Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information	Supplemental cash flow information
Supplement cash flow information for the years ended 31 December 2023, 2022, and 2021 is included below (see Note 21 for non-cash movements in borrowings).

Non-cash investing and financing activities	2023	2022	2021
Acquisition of property, plant and equipment in trade payables and other current liabilities	2,266	4,131	3,812
Acquisition of intangibles in trade payables and other current liabilities	930	4,075	—
Right-of-use assets obtained through new operating leases	74,109	9,583	18,871
Purchase of Facility through Aztiq Convertible Bond	—	115,005	—
Non-cash issuance of Aztiq Convertible Bond	—	80,000	—
Equity issued through conversion of borrowings	—	32,200	346,043
Acquisition of other intangible assets through financing agreements	—	—	461
Settlement of RSUs with shares	678	—	—
Settlement of SARs with shares	13,767	—	—